Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and short-term securities	$ 22,594	$ 26,167
Debt securities	224,139	218,724
Public equities	28,067	23,722
Mortgages	52,014	50,207
Private placements	42,842	40,756
Policy loans	6,397	6,398
Loans to bank clients	2,506	1,976
Real estate	13,233	12,832
Other invested assets	35,306	30,195
Total invested assets (note 3)	427,098	410,977
Other assets
Accrued investment income	2,641	2,523
Outstanding premiums	1,294	1,444
Derivatives (note 4)	17,503	27,793
Reinsurance assets (notes 6 and 7)	44,579	45,836
Deferred tax assets (note 16)	5,254	4,842
Goodwill and intangible assets (note 5)	9,915	9,929
Miscellaneous	9,571	9,569
Total other assets	90,757	101,936
Segregated funds net assets (note 22)	399,788	367,436
Total assets	917,643	880,349
Liabilities
Insurance contract liabilities (note 6)	392,275	385,554
Investment contract liabilities (note 7)	3,117	3,288
Deposits from bank clients	20,720	20,889
Derivatives (note 4)	10,038	14,962
Deferred tax liabilities (note 16)	2,769	2,614
Other liabilities	18,205	18,607
Financial liabilities	447,124	445,914
Long-term debt (note 9)	4,882	6,164
Capital instruments (note 10)	6,980	7,829
Segregated funds net liabilities (note 22)	399,788	367,436
Total liabilities	858,774	827,343
Equity
Contributed surplus	262	261
Shareholders' and other equity holders' retained earnings	23,492	18,887
Shareholders' accumulated other comprehensive income (loss):
Pension and other post-employment plans	(114)	(313)
Available-for-sale securities	848	1,838
Cash flow hedges	(156)	(229)
Real estate revaluation reserve	23	34
Translation of foreign operations	4,579	4,993
Total shareholders' and other equity	58,408	52,335
Participating policyholders' equity	(1,233)	(784)
Non-controlling interests	1,694	1,455
Total equity	58,869	53,006
Total liabilities and equity	917,643	880,349
Preferred shares and other equity [Member]
Equity
Issued shares (note 11)	6,381	3,822
Shareholders' accumulated other comprehensive income (loss):
Total equity	6,381	3,822
Common shares [Member]
Equity
Issued shares (note 11)	23,093	23,042
Shareholders' accumulated other comprehensive income (loss):
Total equity	$ 23,093	$ 23,042